CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,354,275	$ 622,653	¥ 3,529,679
Restricted cash	23,123	3,307	0
Short-term investments	314,819	45,019	941,610
Accounts receivable, net of allowance of RMB90,626 and RMB107,191 (US$15,328) as of December 31, 2024 and 2025, respectively	2,522,668	360,737	2,191,178
Prepayments and other assets	2,406,222	344,085	2,192,928
Licensed copyrights, net	447,507	63,993	388,718
Total current assets	10,290,295	1,471,494	9,527,236
Non-current assets:
Fixed assets, net	903,427	129,188	877,982
Long-term investments	1,773,309	253,580	2,108,477
Deferred tax assets, net	20,773	2,970	23,536
Licensed copyrights, net	5,962,954	852,691	6,930,053
Intangible assets, net	217,085	31,043	289,861
Produced content, net	14,578,037	2,084,632	14,707,869
Prepayments and other assets	8,458,312	1,209,523	2,913,919
Operating lease assets	489,720	70,029	609,832
Goodwill	3,820,823	546,370	3,820,823
Total non-current assets	36,391,440	5,203,907	36,233,289
Total assets	46,681,735	6,675,401	45,760,525
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,435,742 and RMB12,443,908 (US$1,779,455) as of December 31, 2024 and 2025, respectively):
Accounts and notes payable	6,652,432	951,285	6,482,209
Customer advances and deferred revenue	4,160,459	594,938	4,403,686
Short-term loans	2,493,100	356,500	3,786,901
Long-term loans, current portion	738,391	105,589	167,987
Convertible senior notes, current portion	1,459,151	208,656	242,460
Operating lease liabilities, current portion	84,174	12,037	96,675
Accrued expenses	1,947,905	278,547	1,899,083
Total current liabilities	22,067,307	3,155,584	21,477,333
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB2,349,005 and RMB4,256,563 (US$608,681) as of December 31, 2024 and 2025, respectively):
Long-term loans	3,368,876	481,743	1,036,835
Convertible senior notes	6,711,948	959,796	8,350,570
Deferred tax liabilities	0	0	0
Operating lease liabilities	340,256	48,656	461,974
Total non-current liabilities	11,305,502	1,616,665	10,909,428
Total liabilities	33,372,809	4,772,249	32,386,761
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	56,026,232	8,011,645	55,623,841
Accumulated deficit	(44,015,680)	(6,294,158)	(43,809,369)
Accumulated other comprehensive income	1,305,542	186,690	1,550,523
Noncontrolling interests	(7,600)	(1,087)	8,338
Total shareholders’ equity	13,308,926	1,903,152	13,373,764
Total liabilities and shareholders' equity	46,681,735	6,675,401	45,760,525
Related Party
Current assets:
Interest receivable from related parties	221,681	31,700	283,123
Non-current assets:
Amounts due from related parties	167,000	23,881	3,950,937
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,435,742 and RMB12,443,908 (US$1,779,455) as of December 31, 2024 and 2025, respectively):
Other liabilities	3,717,283	531,564	3,239,036
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB2,349,005 and RMB4,256,563 (US$608,681) as of December 31, 2024 and 2025, respectively):
Other non-current liabilities	38,192	5,461	59,226
Nonrelated Party
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,435,742 and RMB12,443,908 (US$1,779,455) as of December 31, 2024 and 2025, respectively):
Other liabilities	814,412	116,459	1,159,296
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB2,349,005 and RMB4,256,563 (US$608,681) as of December 31, 2024 and 2025, respectively):
Other non-current liabilities	846,230	121,009	1,000,823
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	239	34	238
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 193	$ 28	¥ 193